Stockholders' Equity - Summary of Stock-Based Compensation Expense Recognized (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	$ 1,346	$ 379	$ 2,473	$ 82
Cost of revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	232	164	693	27
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	13	4	233	7
Sales, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	$ 1,101	$ 211	$ 1,547	$ 48